Other Long-Term Liabilities	12 Months Ended
Jan. 31, 2012
Other Long-term Debt [Abstract]
Other Long-Term Liabilities
OTHER LONG-TERM LIABILITIES
Other long-term liabilities as of January 31, 2012 and 2011 consist of the following:

	January 31,
	2012	2011
	(In thousands)
Liability for severance pay	$3,027	$3,279
Tax contingencies	23,693	20,464
Contingent consideration	28,494	1,492
Other long-term liabilities	4,952	7,267
	$60,166	$32,502

Under Israeli law, the Company is obligated to make severance payments to employees of its Israeli subsidiaries on the basis of each individual’s current salary and length of employment. The Company’s liability for severance pay is calculated pursuant to Israel’s Severance Pay Law based on the most recent monthly salary of the employee multiplied by the number of years of employment, as of the balance sheet date.